Common Stock - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended	4 Months Ended	6 Months Ended		12 Months Ended
	May 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	May 25, 2021	Aug. 31, 2020
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Aggregate intrinsic value of stock option awards exercised				$ 222	$ 0	$ 1,040	$ 12
Adjustment to additional paid in capital warrants issued		$ 268				268	$ 75
Silicon Valley Bank And Silicon Innovation Credit Fund [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Adjustment to additional paid in capital warrants issued						$ 268
Share-Based Payment Arrangement, Option [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
weighted average grant-date fair value of stock options granted to employees				$ 8.97	$ 0	$ 3.39	$ 4.71
Share-Based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount				$ 17,069		$ 10,016
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition				3 years		2 years 7 months 6 days
First Loan Modification Agreement Warrants [Member] | Warrant Agreements With The Lenders [Member] | Notes Payable, Other Payables [Member] | Amended And Restated Loan Agreement August Two Thousand And Twenty [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Class of warrants or rights number of securities covered by warrants or rights									62,496
Class of warrants or rights exercise price of each warrant or right									$ 6.84
Class Of Warrants Or Rights Vested And Excercisable During The Period			15,624
Warrants To Be Issued Including Additional Warrants One [Member] | Warrant Agreements With The Lenders [Member] | Notes Payable, Other Payables [Member] | Amended And Restated Loan And Security Agreement With Silicon Valley Bank Twenty Fifth August Two Thousand And Twenty One [Member] | Silicon Valley Bank And Silicon Innovation Credit Fund [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Class of warrants or rights number of securities covered by warrants or rights	195,396
Class of warrants or rights exercise price of each warrant or right	$ 4.4
Warrants One [Member] | Warrant Agreements With The Lenders [Member] | Notes Payable, Other Payables [Member] | Amended And Restated Loan And Security Agreement With Silicon Valley Bank Twenty Fifth August Two Thousand And Twenty One [Member] | Silicon Valley Bank And Silicon Innovation Credit Fund [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Class of warrants or rights number of securities covered by warrants or rights								73,274
Class of warrants or rights exercise price of each warrant or right								$ 4.4
Class Of Warrants Or Rights Vested And Excercisable During The Period	73,274
Stock Incentive Plan 2011 [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant				11,737,602		11,737,602
Common Stock, Capital Shares Reserved for Future Issuance				1,878,907
Share based compensation by share based award number of shares authorized for issuance						2,754,300
Stock Incentive Plan 2011 [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation by share based award expiration period						10 years
Share based compensation by share based award vesting term						4 years